MANDATORILY REDEEMABLE PREFERRED EQUITY (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Mandatorily Redeemable Preferred Equity Details [Abstract]
Mandatorily redeemable preferred equity issued	$ 300
Redemption of mandatorily redeemable preferred equity	$ (300)	$ 0	$ 0
Mandatorily redeemable preferred equity dividend rate	8.21%